Financial expense, net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 14, 2020	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income [Abstract]
Interest income from loans and credits				$ 6,651	$ 3,665	$ 36,296
Interest rates benefits derivatives: cash flow hedges				401	456	148
Total				7,052	4,121	36,444
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities				(246,676)	(259,416)	(256,736)
Expenses due to interest - Other debts				(69,561)	(89,256)	(100,057)
Interest rates losses derivatives: cash flow hedges				(62,149)	(59,318)	(68,226)
Total				(378,386)	(407,990)	(425,019)
Non-monetary financial income		$ 3,800	$ 36,600	3,800
Other financial income/(expenses), net [Abstract]
Other financial income				162,290	14,152	14,431
Other financial losses				(121,415)	(15,305)	(22,666)
Total				40,875	$ (1,153)	$ (8,235)
Green Exchangeable Notes [Member]
Other financial income/(expenses), net [Abstract]
Other financial losses				(16,000)
Solana [Member]
Other financial income/(expenses), net [Abstract]
Other financial income				145,000
Helios 1 and 2 [Member]
Other financial income/(expenses), net [Abstract]
Other financial losses	$ (73,000)			$ (73,000)